Additional Paid In Capital	12 Months Ended
Dec. 31, 2012
Additional Paid In Capital

26. Additional Paid In Capital

In accordance with the provisions of Irish Company Law, we took steps to reduce our share capital by cancelling some of our share premium account (which does not constitute distributable reserves under Irish Company Law), with a corresponding reduction in and elimination of our retained loss (accumulated deficit) to create distributable reserves. At our Annual General Meeting on May 24, 2012, the shareholders resolved, subject to the approval of the High Court of Ireland, to reduce the share premium account (APIC) of the Company by cancelling some or all of the Company’s share premium account (the final amount to be determined by the Directors). The Directors subsequently resolved to reduce the share premium account of the Company by $6,199.9 million and use these reserves to offset the accumulated deficit of the Company, with the balance to be treated as retained earnings which shall be available for distribution. On July 19, 2012, the Irish High Court approved the Directors’ resolution and this order was registered with the Irish Companies Registration Office on July 23, 2012. The reduction in share premium (APIC) and corresponding offset against the accumulated deficit has not been presented in the Company’s Consolidated Financial Statements as of and for the year ended December 31, 2012, because a reduction in accumulated deficit mandated through formal court proceeding is not recognized under U.S. GAAP. The distributable reserves of the Parent Company at December 31, 2012 were $1,757.4 million (2011: $Nil). In accordance with Irish Company law, the determination of whether the Elan group can make a distribution to shareholders is based on the distributable reserves of the Parent Company and not the consolidated accumulated reserves of the Group.